Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Schedule of foreign exchange rates used to translate monetary items
The main exchange rates and UF used to translate monetary assets and liabilities, expressed in foreign currency at the end and average of each period in respect to U.S. dollars, are as follows:

	Closing exchange rates		Average exchange rates
Currencies	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024

Brazilian real	5.49	6.18	5.45	6.10
New Peruvian sol	3.36	3.77	3.37	3.73
Japanese yen	156.36	157.21	155.88	153.66
Euro	0.85	0.96	0.85	0.95
Mexican peso	17.96	20.55	18.07	20.23
Australian dollar	1.49	1.61	1.51	1.58
Pound Sterling	0.74	0.80	0.75	0.79
South African rand	16.58	18.82	16.83	18.19
Chilean peso	907.13	996.46	915.11	983.24
Chinese yuan	6.99	7.31	7.04	7.29
Indian rupee	89.78	85.53	90.02	84.95
Thai Baht	31.41	34.21	31.56	34.13
Turkish lira	42.93	35.33	42.68	34.96
Korean Won	1,439.32	1,472.30	1,466.06	1,438.07
Indonesian Rupiah	16,767.00	16,138.00	16,698.35	16,035.15
United Arab Emirates dirham	3.67	3.67	3.67	3.67
Polish Zloty	3.59	4.12	3.60	4.07
UF (*)	43.80	38.55	43.41	39.07
________________________________________________
(*)US$ per UF

Schedule of other (outflows) inflows of cash from operating activities
Other inflows (outflows) of cash from operating activities are composed as follows:

For the year ended	December 31, 2025	December 31, 2024	December 31, 2023
Banking expenses	(3,564)	(11,046)	(15,603)
Tax credits	(8,461)	(6,255)	(3,353)
Government grants	1,143	13,076	24,387
Value added tax	257,227	61,426	(298,076)
Debt issuance costs	(10,616)	(23,091)	(18,346)
Others	1,735	—	—
	237,464	34,110	(310,991)

Schedule of useful lives of property, plant and equipment
Useful lives at beginning of year are:

Classes of property, plant and equipment	Minimum life or rate (years)	Maximum life or rate (years)	Life or average rate in years
Mining assets (*)	5	10	8
Energy generating assets	5	15	8
Buildings	3	25	12
Supplies and accessories	4	15	8
Office equipment	5	10	9
Transport equipment	7	20	9
Network and communication equipment	4	15	8
IT equipment	3	11	7
Machinery, plant and equipment	3	28	11
Other fixed assets	3	20	9

Useful lives at the end of the year are:

Classes of property, plant and equipment	Minimum life or rate (years)	Maximum life or rate (years)	Life or average rate in years
Mining assets (*)	3	16	7
Energy generating assets	3	6	5
Buildings	1	45	9
Supplies and accessories	2	15	7
Office equipment	3	10	8
Transport equipment	2	17	5
Network and communication equipment	3	13	9
IT equipment	2	13	6
Machinery, plant and equipment	1	34	8
Other fixed assets	1	32	7

(*) Mining equipment includes SQM Australia's exploration assets, which are depreciated on a unit of production basis.

Schedule of useful lives of intangible assets
Minimum and maximum amortization lives or rates of intangible assets:

Estimated useful life or amortization rate	Minimum Life or Rate	Maximum Life or Rate
Water rights	Indefinite	Indefinite
Rights of way	Indefinite	Indefinite
Corfo Mining properties (Due 2030)	5 years	5 years
Mining rights	Unit-production method
Intellectual property	8 years	14 years
IT programs	1 year	6 years

Earnings per share
The basic earnings per share amounts are calculated by dividing the net income for the year attributable to the ordinary owners of the parent by the weighted average number of ordinary shares outstanding during the year.

Earnings per Share	For the year ended December 31
	2025	2024	2023

Net income attributable to the owners of the parent (ThUS$)	588,138	685,117	923,191
Weighted average number of shares	285,637,916	285,637,916	285,638,456
Basic earnings per share (US$)	2.0590	2.3986	3.2320
Net income attributable to the owners of the parent (ThUS$)	588,138	685,117	923,191
Weighted average number of shares	285,637,916	285,637,916	285,638,456
Diluted earnings per share (US$)	2.0590	2.3986	3.2320

Series A common shares	142,819,012	142,819,012	142,819,552
Series B common shares	142,818,904	142,818,904	142,818,904
Total weighted average number of shares	285,637,916	285,637,916	285,638,456